Juniata Valley Financial Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Juniata Valley Financial Corp. (Parent Company Only)
JUNIATA VALLEY FINANCIAL CORP. (PARENT COMPANY ONLY)

25. JUNIATA VALLEY FINANCIAL CORP. (PARENT COMPANY ONLY)

Financial information:

CONDENSED BALANCE SHEETS

(in thousands)

	December 31,
	2011	2010
ASSETS:
Cash and cash equivalents	$38	$54
Investment in bank subsidiary	43,798	44,175
Investment in unconsolidated subsidiary	3,796	3,550
Investment securities available for sale	2,090	2,145
Other assets	28	63

TOTAL ASSETS	$49,750	$49,987

LIABILITIES:
Accounts payable and other liabilities	$30	$11

STOCKHOLDERS' EQUITY	49,720	49,976

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$49,750	$49,987

CONDENSED STATEMENTS OF INCOME

(in thousands)

	Years Ended December 31,
	2011	2010	2009
INCOME:
Interest on deposits with banks	$—	$—	$8
Interest and dividends on investment securities available for sale	44	40	48
Dividends from bank subsidiary	4,217	4,519	3,765
Income from unconsolidated subsidiary	263	250	217
Securities impairment charge	—	(40)	(153)
Loss on the sale of investment securities	—	—	(5)

TOTAL INCOME	4,524	4,769	3,880
EXPENSE:
Non-interest expense	140	119	102

TOTAL EXPENSE	140	119	102

INCOME BEFORE INCOME TAXES (BENEFIT) AND EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	4,384	4,650	3,778
Income tax expense (benefit)	36	21	(22)

	4,348	4,629	3,800
Undistributed net income of subsidiary	332	286	1,306

NET INCOME	$4,680	$4,915	$5,106

CONDENSED

STATEMENTS OF CASH FLOWS

(in thousands)

	Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$4,680	$4,915	$5,106
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income of subsidiary	(332)	(286)	(1,306)
Net amortization of securities premiums	2	2	2
Realized losses on sales of investment securities	—	—	5
Securities impairment charges	—	40	153

Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	(234)	(210)	(171)
Decrease (increase) in interest and other assets	2	(1)	5
Increase (decrease) in taxes payable	68	22	(29)
Increase (decrease) in accounts payable and other liabilities	19	(14)	25

Net cash provided by operating activities	4,205	4,468	3,790

Cash flows from investing activities:
Purchases of available for sale securities	(50)	—	(1,492)
Proceeds from the sale of available for sale securities	—	—	4
Proceeds from the maturity and principal repayments of available for sale investment securities	—	—	1,345
Proceeds from the maturity of interest bearing time deposits	—	75	80

Net cash (used in) provided by investing activities	(50)	75	(63)

Cash flows from financing activities:
Cash dividends	(3,648)	(3,525)	(3,386)
Purchase of treasury stock	(589)	(1,476)	(217)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	66	61	133

Net cash used in financing activities	(4,171)	(4,940)	(3,470)

Net (decrease) increase in cash and cash equivalents	(16)	(397)	257
Cash and cash equivalents at beginning of year	54	451	194

Cash and cash equivalents at end of year	$38	$54	$451